Expense Example - Hartford Multifactor Large Cap Value Fund	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class R6 Year 1	Class R6 Year 3	Class R6 Year 5	Class R6 Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	96	3,020	5,353	9,325	65	2,960	5,282	9,271	35	2,886	5,190	9,195	25	2,866	5,166	9,176	35	2,886	5,190	9,195	25	2,866	5,166	9,176